Commission expense	12 Months Ended
Dec. 31, 2018
Commission expense
Commission expense

43.   Commission expense

Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.

The detail of Fee and commission expense is as follows:

	Million of euros
	2018	2017	2016
Commissions assigned to third parties	1,972	1,831	1,639
Cards	1,358	1,391	1,217
By collection and return of effects	11	12	11
Other fees assigned	603	428	411

Other commissions paid	1,207	1,151	1,124
Brokerage fees on lending and deposit transactions	42	49	47
Sales of insurance and pension funds	232	205	204
Other fees and commissions	933	897	873
	3,179	2,982	2,763